Other Receivables, Net - Schedule of Movement Allowance For Credit Losses (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Schedule of Movement Allowance For Credit Losses [Abstract]
Beginning balance	$ 729	$ 94	$ 151,916
Cumulative-effect adjustment of adoption of CECL			(125,657)
Addition	559	72	18,368	$ 124,534
Write-off			(43,898)
Ending balance	$ 1,288	$ 166	$ 729	$ 151,916